Segmented Information and Economic Dependence (Tables)	3 Months Ended
Jul. 31, 2024
Disclosure of operating segments [abstract]
Summary of Geographical Segments

The Company’s revenues are allocated to geographic regions for the three months ended July 31, 2024 and 2023 as follows:

	Three months ended July 31,
(in thousands)	2024 $	2023 $
United States of America	2,966	2,433
Europe	2,258	2,965
Canada	16	126
Australia	—	84
Other	23	80
	5,263	5,688

The Company’s non-current assets are allocated to geographic regions as of July 31, 2024 and April 30, 2024 as follows:

	July 31, 2023 $	April 30, 2023 $
North America - Corporate	80	80
North America	4,044	4,138
Belgium	22,184	22,261
Netherlands	21,972	22,022
	48,280	48,501

Geographic segmentation of the Company’s net income (loss) for the three months ended July 31, 2024 and 2023 is as follows:

	Three months ended July 31,
(in thousands)	2024 $	2023 $
North America - Corporate	(2,587)	(1,545)
North America	(126)	(699)
Belgium	(1,604)	(971)
Netherlands	318	(201)
	(3,999)	(3,416)

Geographic segmentation of the interest and accretion, and amortization and depreciation for the three months ended July 31, 2024 and 2023 is as follows:

	Three months ended July 31,
Interest and accretion (in thousands)	2024 $	2023 $
North America - Corporate	5	6
North America	57	32
Belgium	4	3
Netherlands	184	118
	250	159

	Three months ended July 31,
Amortization and depreciation (in thousands)	2024 $	2023 $
North America - Corporate	2	3
North America	168	157
Belgium	522	605
Netherlands	703	729
	1,395	1,494

Summary of Revenues Allocated According to Revenue Types

The Company’s revenues are allocated according to revenue types for the three months ended July 31, 2024 and 2023 as follows:

	Three months ended January 31,
(in thousands)	2024 $	2023 $
Project revenue	4,894	5,216
Product sales revenue	334	399
Cryostorage revenue	35	73
	5,263	5,688